[AETNA LETTERHEAD]                             151 Farmington Avenue
[AETNA LOGO]                                   Hartford, CT  06156


                                               Linda M. Hernandez
                                               Prospectus Development Unit
                                               ARS Operations, TS41
                                               (860) 273-0912
August 26, 1997                                Fax (860) 273-3004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Desk

RE: Aetna Life Insurance and Annuity Company and its Variable Account C--
    File Nos. 333-01107, 811-2513
    Prospectus Titled: Aetna Plus - Retirement Plus and Voluntary Tax-Deferred Annuity Plans


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 6 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on August 20, 1997. In reliance upon paragraph (j) of Rule 497, the Prospectus Supplement is not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 273-0912.


Sincerely,

/s/ Linda M. Hernandez

Linda M. Hernandez